United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: Quarter ended 11/30/13

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—43.1%
	Federal Home Loan Mortgage Corporation ARM—15.4%
$3,254,323	2.039%, 7/1/2030	$3,333,266
3,563,777	2.041%, 5/1/2035	3,718,245
12,821,712	2.114%, 7/1/2034	13,397,292
4,145,503	2.206%, 7/1/2038	4,373,240
2,658,825	2.210%, 2/1/2035	2,760,214
134,840	2.250%, 4/1/2035	140,561
367,256	2.261%, 4/1/2027	381,055
27,985	2.272%, 9/1/2020	28,450
6,357,874	2.281%, 11/1/2036	6,631,612
5,183,102	2.375%, 4/1/2034	5,483,437
12,697,330	2.379%, 1/1/2038	13,430,271
1,526,314	2.382%, 4/1/2034	1,614,000
8,320,754	2.397%, 2/1/2035	8,811,138
2,654,322	2.431%, 2/1/2036	2,830,171
6,476,417	2.456%, 1/1/2035	6,807,323
4,398,465	2.461%, 8/1/2035	4,672,810
3,818,217	2.477%, 11/1/2034	4,054,545
1,439,733	2.480%, 4/1/2036	1,535,116
4,466,505	2.481%, 5/1/2035	4,747,716
1,937,920	2.525%, 7/1/2036	2,065,821
6,667,950	2.532%, 10/1/2033	7,088,651
7,610,941	2.533%, 7/1/2036	8,097,790
4,290,674	2.630%, 4/1/2037	4,574,931
1,338,892	2.640%, 4/1/2038	1,427,594
2,750,497	2.679%, 12/1/2039	2,899,125
5,297,520	2.705%, 12/1/2034	5,641,319
5,918,209	2.721%, 7/1/2035	6,310,291
	TOTAL	126,855,984
	Federal National Mortgage Association ARM—27.6%
5,452,444	1.340%, 3/1/2044	5,528,042
2,677,199	1.390%, 7/1/2042	2,704,745
2,201,730	1.780%, 9/1/2033	2,278,462
2,881,983	1.810%, 10/1/2033	2,980,542
1,486,658	1.840%, 7/1/2036	1,537,396
6,197,339	1.900%, 8/1/2034	6,460,175
3,982,883	1.910%, 10/1/2034	4,118,568
4,489,700	1.930%, 8/1/2034	4,648,783
6,009,109	1.940%, 5/1/2039	6,246,559
3,435,550	1.970%, 6/1/2034	3,587,497
1,122,180	2.020%, 5/1/2035	1,163,324
5,238,011	2.030%, 10/1/2037	5,518,360
755,588	2.070%, 11/1/2035	784,234
700,891	2.110%, 5/1/2038	734,653
2,768,544	2.120%, 12/1/2034	2,884,538
52,014	2.170%, 2/1/2020	52,995
103,087	2.220%, 10/1/2033	108,636

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$4,026,121	2.230%, 5/1/2035 - 7/1/2035	$4,212,739
1,814,104	2.250%, 2/1/2019 - 10/1/2035	1,896,325
6,460,740	2.300%, 5/1/2036	6,815,583
10,026,003	2.310%, 12/1/2034 - 1/1/2039	10,565,978
5,271,331	2.320%, 1/1/2035 - 7/1/2035	5,563,270
2,885,158	2.330%, 10/1/2035	3,051,367
25,575,635	2.340%, 5/1/2018 - 12/1/2040	27,039,321
3,387,278	2.350%, 1/1/2035	3,601,940
18,133,939	2.360%, 7/1/2035 - 8/1/2039	19,146,150
198,356	2.370%, 4/1/2034	207,418
3,947,729	2.390%, 10/1/2016 - 2/1/2033	4,165,416
13,254,344	2.400%, 10/1/2035 - 3/1/2039	14,082,065
250,450	2.420%, 2/1/2036	262,215
2,119,247	2.450%, 6/1/2034	2,231,948
3,451,575	2.470%, 7/1/2035	3,625,403
2,961,913	2.500%, 5/1/2035	3,158,140
4,454,431	2.530%, 7/1/2035	4,749,537
4,945,101	2.560%, 2/1/2036 - 2/1/2042	5,175,859
2,613,780	2.590%, 10/1/2037	2,786,943
3,883,077	2.600%, 7/1/2027 - 1/1/2036	4,137,162
4,209,980	2.670%, 12/1/2039	4,488,891
21,744,052	2.780%, 8/1/2035	23,099,750
2,233,748	2.790%, 5/1/2036	2,381,734
2,675,040	2.800%, 12/1/2040	2,786,218
3,799,945	3.030%, 11/1/2040	3,979,198
5,416,134	3.590%, 1/1/2040	5,711,015
2,338,234	3.780%, 7/1/2039	2,454,921
4,521,364	3.950%, 11/1/2039	4,820,904
	TOTAL	227,534,919
	Government National Mortgage Association ARM—0.1%
1,154,796	1.625%, 1/20/2022 - 10/20/2029	1,180,759
22,098	2.000%, 1/20/2030	23,213
	TOTAL	1,203,972
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $350,931,805)	355,594,875
	COLLATERALIZED MORTGAGE OBLIGATIONS—47.0%
	Federal Home Loan Mortgage Corporation—17.2%
6,000,987	REMIC 4149 F, 0.418%, 1/15/2033	5,961,917
3,008,072	REMIC 3012 EF, 0.468%, 8/15/2035	3,005,636
3,036,936	REMIC 3236 KF, 0.468%, 11/15/2036	3,027,571
13,890,178	REMIC 3284 BF, 0.468%, 3/15/2037	13,917,024
6,754,341	REMIC 4116 MF, 0.468%, 11/15/2039	6,715,432
18,830,080	REMIC 4132 FE, 0.468%, 12/15/2040	18,719,632
3,385,605	REMIC 3284 AF, 0.478%, 3/15/2037	3,376,580
454,694	REMIC 3001 EA, 0.518%, 3/15/2035	456,437
814,794	REMIC 3155 PF, 0.518%, 5/15/2036	817,466
629,977	REMIC 3174 FL, 0.518%, 6/15/2036	631,834
3,168,403	REMIC 3380 FP, 0.518%, 11/15/2036	3,174,385
882,579	REMIC 3179 FP, 0.548%, 7/15/2036	883,907
1,878,330	REMIC 2819 F, 0.568%, 6/15/2034	1,887,436

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$684,902	REMIC 3301 MF, 0.568%, 4/15/2037	$684,238
6,814,892	REMIC 4226 FA, 0.568%, 7/15/2043	6,776,197
604,226	REMIC 3221 FW, 0.588%, 9/15/2036	606,279
825,605	REMIC 3213 GF, 0.598%, 9/15/2036	828,908
981,310	REMIC 3085 UF, 0.618%, 12/15/2035	987,251
5,842,169	REMIC 3981 FC, 0.618%, 1/15/2038	5,844,625
11,379,535	REMIC 4048 FA, 0.618%, 5/15/2042	11,404,284
7,631,545	REMIC 4089 F, 0.618%, 8/15/2042	7,613,075
2,470,284	REMIC 3156 HF, 0.653%, 8/15/2035	2,486,122
11,683,569	REMIC 3740 FB, 0.668%, 10/15/2040	11,673,657
795,580	REMIC 2475 FD, 0.718%, 6/15/2031	806,147
7,022,076	REMIC 3996 YF, 0.718%, 2/15/2042	7,040,222
719,338	REMIC 2380 FL, 0.768%, 11/15/2031	731,259
1,894,479	REMIC 3593 CF, 0.768%, 2/15/2036	1,920,950
9,169,308	REMIC 3609 FA, 0.828%, 12/15/2039	9,344,301
2,855,474	REMIC 3550 GF, 0.918%, 7/15/2039	2,908,744
3,193,302	REMIC 3556 FA, 1.078%, 7/15/2037	3,267,211
274,457	REMIC 2448 FA, 1.168%, 1/15/2032	280,616
290,384	REMIC 2452 FC, 1.168%, 1/15/2032	296,900
753,107	REMIC 2480 NF, 1.168%, 1/15/2032	770,910
1,034,855	REMIC 2475 F, 1.168%, 2/15/2032	1,060,296
761,097	REMIC 2434 FA, 1.168%, 3/15/2032	779,571
239,202	REMIC 2470 EF, 1.168%, 3/15/2032	245,008
235,533	REMIC 2498 AF, 1.168%, 3/15/2032	241,250
967,905	REMIC 2459 FP, 1.168%, 6/15/2032	990,371
	TOTAL	142,163,649
	Federal National Mortgage Association—22.6%
1,429,452	REMIC 2007-16 PF, 0.356%, 3/25/2037	1,421,226
10,227,330	REMIC 2006-W1 2AF1, 0.386%, 2/25/2046	10,125,759
6,311,912	REMIC 2006-49 PF, 0.416%, 4/25/2036	6,309,564
1,787,029	REMIC 2007-20 F, 0.426%, 3/25/2037	1,779,208
3,705,376	REMIC 2005-67 FJ, 0.466%, 8/25/2035	3,702,141
420,960	REMIC 2007-75 EF, 0.466%, 1/25/2036	421,269
730,829	REMIC 2006-11 FB, 0.466%, 3/25/2036	730,449
7,589,422	REMIC 2006-72 TE, 0.466%, 8/25/2036	7,598,214
7,325,566	REMIC 2012-135 FA, 0.466%, 11/25/2039	7,288,084
12,898,936	REMIC 2012-141 PF, 0.466%, 10/25/2041	12,878,594
1,168,027	REMIC 2006-20 PF, 0.486%, 11/25/2030	1,171,103
1,605,455	REMIC 2007-67 FB, 0.486%, 7/25/2037	1,604,551
707,401	REMIC 2005-67 FM, 0.516%, 8/25/2035	709,348
4,723,157	REMIC 2008-52 FD, 0.516%, 6/25/2036	4,734,321
3,427,794	REMIC 2006-65 DF, 0.516%, 7/25/2036	3,432,787
572,837	REMIC 2006-81 FA, 0.516%, 9/25/2036	575,074
9,019,927	REMIC 2012-60 EF, 0.516%, 4/25/2042	9,039,452
9,379,277	REMIC 2012-119 FB, 0.516%, 11/25/2042	9,305,233
1,353,849	REMIC 2006-8 NF, 0.536%, 3/25/2036	1,355,863
541,768	REMIC 2007-15 AF, 0.536%, 3/25/2037	542,151
4,423,013	REMIC 2004-28 PF, 0.566%, 3/25/2034	4,451,297
1,281,682	REMIC 2006-76 QF, 0.566%, 8/25/2036	1,285,847
3,805,568	REMIC 2006-103 FB, 0.566%, 10/25/2036	3,831,655

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association—continued
$8,082,014	REMIC 2012-130 DF, 0.566%, 12/25/2042	$8,058,763
293,332	REMIC 2001-57 FA, 0.616%, 6/25/2031	294,527
8,556,633	REMIC 2007-71 WF, 0.616%, 7/25/2037	8,599,471
1,212,684	REMIC 2007-88 FY, 0.626%, 9/25/2037	1,216,474
8,200,034	REMIC 2007-88 GF, 0.646%, 9/25/2037	8,223,055
486,993	REMIC 2002-52 FG, 0.666%, 9/25/2032	492,953
1,799,570	REMIC 2007-84 FN, 0.666%, 8/25/2037	1,809,452
2,916,189	REMIC 2010-39 EF, 0.686%, 6/25/2037	2,939,596
904,740	REMIC 2001-32 FA, 0.716%, 7/25/2031	918,094
2,166,160	REMIC 2007-88 FW, 0.716%, 9/25/2037	2,166,049
16,675,359	REMIC 2011-4 PF, 0.716%, 2/25/2041	16,865,833
229,824	REMIC 2002-77 FG, 0.718%, 12/18/2032	232,734
578,505	REMIC 2007-102 FA, 0.736%, 11/25/2037	582,318
298,976	REMIC 2001-71 FS, 0.766%, 11/25/2031	303,483
8,343,639	REMIC 2012-14 BF, 0.766%, 3/25/2042	8,372,079
235,471	REMIC 2001-62 FC, 0.816%, 11/25/2031	239,403
5,171,391	REMIC 2009-87 FX, 0.916%, 11/25/2039	5,254,776
6,850,763	REMIC 2009-106 FN, 0.916%, 1/25/2040	6,969,835
471,006	REMIC 2002-8 FA, 0.918%, 3/18/2032	480,254
2,490,717	REMIC 2009-78 UF, 0.936%, 10/25/2039	2,538,177
7,081,440	REMIC 2009-87 HF, 1.016%, 11/25/2039	7,215,403
1,213,724	REMIC 2002-7 FG, 1.066%, 1/25/2032	1,238,429
1,876,600	REMIC 2002-58 FG, 1.166%, 8/25/2032	1,922,734
304,947	REMIC 2002-60 FH, 1.166%, 8/25/2032	312,444
2,596,174	REMIC 2008-69 FB, 1.166%, 6/25/2037	2,664,855
606,934	REMIC 2002-77 FA, 1.168%, 12/18/2032	621,897
1,622,621	REMIC 2008-75 DF, 1.416%, 9/25/2038	1,666,483
328,637	REMIC 1995-17 B, 1.817%, 2/25/2025	331,695
	TOTAL	186,824,456
	Government National Mortgage Association—6.2%
8,883,430	REMIC 2012-H24 FC, 0.576%, 10/20/2062	8,790,696
11,491,910	REMIC 2011-H07 FA, 0.676%, 2/20/2061	11,444,035
11,291,825	REMIC 2013-H15 FA, 0.716%, 6/20/2063	11,259,654
19,968,212	REMIC 2013-H19 FC, 0.776%, 8/19/2063	19,968,212
	TOTAL	51,462,597
	Non-Agency Mortgage-Backed Securities—1.0%
8,332,341	Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	7,926,660
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $387,880,046)	388,377,362
	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.3%
	Agency Commercial Mortgage-Backed Securities—2.3%
10,000,000	FHLMC REMIC KF02 A1, 0.580%, 7/25/2020	10,004,111
9,000,000	FHLMC REMIC KGRP A, 0.559%, 4/25/2020	9,004,152
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,000,000)	19,008,263
	MORTGAGE-BACKED SECURITIES—5.4%
	Federal National Mortgage Association—5.4%
23,134,374	3.000%, 8/1/2023 - 4/1/2027	24,137,869
14,866,571	4.000%, 1/1/2026 - 3/1/2026	15,818,961
701,676	4.500%, 4/1/2024	746,462

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$3,851,449	5.000%, 1/1/2024 - 11/1/2040	$4,174,633
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,145,141)	44,877,925
	REPURCHASE AGREEMENT—1.8%
14,762,000	Interest in $3,015,000,000 joint repurchase agreement 0.09%, dated 11/29/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,022,613 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,323,065. (AT COST)	14,762,000
	TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $816,718,992)[1]	822,620,425
	OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	3,394,932
	TOTAL NET ASSETS—100%	$826,015,357
1	At November 30, 2013, the cost of investments for federal tax purposes was $816,718,992. The net unrealized appreciation of investments for federal tax purposes was $5,901,433. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,261,608 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,360,175.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014